Financial Risk Management - Schedule of Maturity for Non-Derivative Financial Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
On demand or within 1 year [Member]
Schedule of Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables (exclude advance payment from customers)	$ 2,826,354	$ 4,252,009
Lease liabilities	87,632	91,476
Borrowings		5,194,178
Total	2,913,986	9,537,663
Within 2 to 5 years [Member]
Schedule of Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables (exclude advance payment from customers)
Lease liabilities		91,476
Borrowings
Total		91,476
Total [Member]
Schedule of Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables (exclude advance payment from customers)	2,826,354	4,252,009
Lease liabilities	87,632	182,952
Borrowings		5,194,178
Total	$ 2,913,986	$ 9,629,139